Taxation	12 Months Ended
Jun. 30, 2022
Taxation
Taxation

TAXATION

12	Taxation

		2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm
South African normal tax		13 399	7 430	2 140
current year[1]		13 303	7 478	2 542
prior years		96	(48)	(402)
Dividend withholding tax		(24)	—	2
Foreign tax		2 856	2 079	(1 212)
current year		2 737	2 106	2 242
prior years[2]		119	(27)	(3 454)

Income tax	13	16 231	9 509	930
Deferred tax – South Africa	14	(2 535)	(9 779)	(9 324)
current year[3]		(2 356)	(9 464)	(9 724)
prior years		(108)	(315)	400
reduction in corporate tax rate⁴		(71)	—	—

Deferred tax – foreign	14	173	455	(17 996)
current year[5]		(132)	339	(20 375)
prior years[2]		306	124	2 375
tax rate change		(1)	(8)	4
		13 869	185	(26 390)
1	The increase in the current year mainly relates to increased profits, as well as capital gains tax on the ROMPCO asset disposal.
2	2020 relates mainly to the relief provided to companies in the United States under the Coronavirus Aid, Relief, and Economic Security Act, (CARES Act) allowing taxpayers to carry back losses incurred during 2018 to 2020 for five years.
3	The decrease in the current year relates to the recognition of a deferred tax asset relating to derivative losses in Sasol Financing International Limited.
4	On 23 February 2022, a decrease in the South African corporate tax rate from 28% to 27% was announced, effective from 1 July 2022. The decrease in rate is considered to be substantively enacted.
5	2020 relates mainly to tax losses incurred at our US operations where we anticipate sufficient profits to be generated in future to utilise the deferred tax asset against.

Contingent liability

SASOL FINANCING INTERNATIONAL (SFI)/SARS

Following a request by SARS for information on Sasol Financing International Plc (SFI) which performs an off-shore treasury function for Sasol, SARS proceeded with an audit over a number of tax years. This audit culminated in the issuance of a final audit letter on 16 February 2018. Consequently, revised assessments were issued by SARS in respect of the 2002 to 2012 tax years. Sasol objected to these revised assessments. The dispute relates to the place of effective management of SFI.

After the submission of Sasol’s objection to the disputed assessments and following requests for further information by SARS at the end of 2018, SARS rejected Sasol’s objection. On 17 April 2019, Sasol appealed the decision to the Tax Court in terms of the relevant provisions of the Tax Administration Act. The parties have agreed to suspend the litigation in the Tax Court pending the outcome of the legal review application.

12	Taxation continued

In addition to the objection to the revised assessments, Sasol has also launched a judicial review application against the SARS decision to register SFI as a South African taxpayer. The Tax Court does not have jurisdiction to determine the first ground of Sasol’s objection, namely that the disputed assessments constitute unlawful, substantially unreasonable and procedurally unfair administrative action. Accordingly, a further review application has been filed in the High Court.

All pleadings were exchanged in the review matters. The Parties have agreed that the two matters will be heard at a consolidated hearing and a court date has been set in November 2022. A contingent liability of R2,65 billion (2021 – R2,58 billion) (including interest and penalties) is reported in respect of this matter as at 30 June 2022.

	2022	2021	2020
	%	%	%
Reconciliation of effective tax rate

The table below shows the difference between the South African enacted tax rate compared to the effective tax rate in the income statement. Total income tax expense differs from the amount computed by applying the South African normal tax rate to profit before tax. The reasons for these differences are:

South African normal tax rate	28,0	28,0	28,0
Increase/(decrease) in rate of tax due to:
disallowed expenditure¹	1,1	11,4	(1,0)
disallowed share-based payment expenses²	0,1	2,3	(0,3)
different tax rates	0,5	0,5	(3,6)
share of profits of equity accounted investments	—	—	(0,1)
tax losses not recognised[3]	0,8	—	(2,0)
capital gains and losses[4]	1,6	—	—
prior year adjustments	0,7	(2,2)	0,9
other adjustments	0,3	—	(0,5)
(Decrease)/increase in rate of tax due to:
exempt income⁵	(5,9)	(10,0)	0,7
share of profits of equity accounted investments	(1,6)	(2,1)	—
utilisation of tax losses[6]	(0,1)	(20,9)	—
investment incentive allowances	(0,1)	(0,4)	—
translation differences	(0,3)	(1,9)	—
capital gains and losses[4]	—	(1,8)	—
change in South African corporate income tax rate	(0,1)	—	—
other adjustments	—	(1,2)	0,3
Effective tax rate	25,0	1,7	22,4
1	Includes non-deductible expenses incurred not deemed to be in the production of taxable income mainly relating to non-productive interest in our treasury function and project costs.
2	This relates to the share based payment expense on the Sasol Khanyisa transaction.
3	Relates mainly to tax losses in Sasol Investment Company (Pty) Ltd for which no deferred tax asset was raised.
4	Relates mainly to capital gains tax payable in South Africa and Mozambique on the disposal of 30% of our equity interest in the ROMPCO pipeline. 2021 related mainly to the disposal of the Air Separation Units.

12	Taxation continued
5	Relates to the foreign currency translation reserve (FCTR) reclassified on the disposal of the Canadian and Wax businesses and the profit on disposal of the ROMPCO pipeline. 2021 related mainly to the FCTR reclassified on the divestment of 50% of our US LCCP Base Chemicals business, our 50% interest in Gemini HDPE LLC, our 50% equity interest in Sasol Chevron Holdings LImited, our 27,8% working interest in the Etame Marin block offshore Gabon, as well as our 40% non-operated participating interest in Block DE-8 offshore Gabon.
6	2021 relates to tax losses utilised which are allowed to be set off against foreign exchange gains on intergroup foreign currency loans.